INVENTORY	12 Months Ended
Dec. 31, 2021
7. INVENTORY
7.	INVENTORY

	December 31, 2021	December 31, 2020
Process material stockpiles	$1,083	$373
Concentrate inventory	2,467	64
Materials and supplies	1,629	1,222
	$5,179	$1,659

The amount of inventory recognized as an expense for the year ended December 31, 2021 totalled $7,282 (2020 – $15,832, 2019 – $32,016). See Note 17 for further details.